Form N-CSR Cover	12 Months Ended
Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds VII, Inc.
Entity Central Index Key	0000889169
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025